Borrowings (Details 3) - ARS ($) $ in Millions	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Fixed rate:
Argentine Peso	$ 1,019		$ 2,363
Brazilian Reais	1,585		495
US Dollar	58,965		71,560
Bolivian pesos	3		125,524
NIS	157,835		199,942
Subtotal fixed-rate borrowings	219,407
Floating rate:
Argentine Peso	759		1,814
Brazilian Reais	1,819		2,430
US Dollar	2,801		2,976
NIS	109,263		134,126
Subtotal floating rate borrowings	114,642		141,346
Total borrowings as per analysis	334,049		341,288
Finance lease obligations	256		264
Total borrowings as per Statement of Financial Position	334,305	[1]	341,552	[1]	$ 213,214
Argentine Peso [Member]
Fixed rate:
Argentine Peso	1,019		2,363
Brazilian Reais
US Dollar	50,239		51,888
Bolivian pesos
NIS			54,251
Subtotal fixed-rate borrowings	51,258
Floating rate:
Argentine Peso	759		1,814
Brazilian Reais
US Dollar	2,801		422
NIS
Subtotal floating rate borrowings	3,560		2,236
Total borrowings as per analysis	54,818		56,487
Finance lease obligations	256		32
Total borrowings as per Statement of Financial Position	55,074		56,519
Brazilian Reais [Member]
Fixed rate:
Argentine Peso
Brazilian Reais	1,585		495
US Dollar	4
Bolivian pesos
NIS			495
Subtotal fixed-rate borrowings	1,589
Floating rate:
Argentine Peso
Brazilian Reais	1,819		2,430
US Dollar
NIS
Subtotal floating rate borrowings	1,819		2,430
Total borrowings as per analysis	3,408		2,925
Finance lease obligations			232
Total borrowings as per Statement of Financial Position	3,408		3,157
Bolivian pesos [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar
Bolivian pesos	3
NIS
Subtotal fixed-rate borrowings	3
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS
Subtotal floating rate borrowings
Total borrowings as per analysis	3
Finance lease obligations
Total borrowings as per Statement of Financial Position	3
NIS [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar	314		579
Bolivian pesos
NIS			579
Subtotal fixed-rate borrowings	314
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar
NIS
Subtotal floating rate borrowings
Total borrowings as per analysis	314		579
Finance lease obligations
Total borrowings as per Statement of Financial Position	314		579
Uruguayan Peso [Member]
Fixed rate:
Argentine Peso
Brazilian Reais
US Dollar	8,323		19,093
Bolivian pesos			125,524
NIS	157,835		144,617
Subtotal fixed-rate borrowings	166,158
Floating rate:
Argentine Peso
Brazilian Reais
US Dollar			2,554
NIS	109,263		134,126
Subtotal floating rate borrowings	109,263		136,680
Total borrowings as per analysis	275,421		281,297
Finance lease obligations
Total borrowings as per Statement of Financial Position	$ 275,421		$ 281,297

[1]	Includes Ps. 275,422 and Ps. 281,298 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.